IOWA SCHOOLS JOINT
                                INVESTMENT TRUST

                            Interim Financial Report
                                December 31, 1995

TRUSTEES' REPORT
----------------

To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1995. During 1995, market rates for short-term securities remained remarkably constant. Through responsible, conservative money management practices, ISJIT continued to provide an effective investment alternative to participants for both the Diversified and Direct Government Obligation Portfolios. The complementary operation of the Fixed Term Automated (FTA) Investment Program also provided program participants with the opportunity to realize higher rates of return by investing, when appropriate, in longer-term securities consistent with their anticipated disbursement requirements.

Included in this report is a summary of liquid rates for the calendar year 1995. Rates earned by ISJIT participants were reflective of the general trend in interest rates throughout the year.

As always, ISJIT's investment policies and practices focused upon the preservation of capital and maintenance of liquidity throughout 1995. These policies and practices are designed to provide participants with a safe, effective investment alternative for all invested funds.

Participation in ISJIT's investment programs continues to grow and serve additional participants. As of December 31, 1995, a total of 303 school corporations and eligible 28E organizations were program participants. During the period, total assets invested within the liquid funds ranged from a low of $114,310,757 to a high of $211,414,702. When fixed term securities are included, the respective figures range from a low of $187,396,632 to a high of $288,891,705.

The Board of Trustees is very pleased with the success of the ISJIT cash management program. The level of participation in ISJIT underscores the desirability of the program.

The Board of Trustees welcomes your comments and suggestions regarding any method of improving ISJIT performance or desirable expanded services. Thanks to your participation and support ISJIT CONTINUES TO GROW . . . TO MEET YOUR NEEDS.

Respectfully,


Carolyn Jons, Chair
Board of Trustees

MANAGEMENT DISCUSSION
---------------------


During the first six-months of the fiscal year, the pace of economic growth slowed, inflation was mild, and the Federal Reserve lowered short-term interest rates slightly. The Federal Reserve lowered the federal funds rate 0.25 percent in July and by another 0.25 percent in December.

The economy continues to show signs of weakening. The Index of Leading Indicators, a forward looking gauge of the economy, has declined in seven of the last ten months. New jobs are growing at only one-third the rate of 1994. Retailers had their worst Christmas season since 1990. Demand for both consumer and business loans has slowed.

The inflation outlook remains quite good. Industrial prices actually fell during the last year. Consumer prices rose at an annual rate of 2.6 percent in 1995, the same as 1994. Wage inflation is being reigned in as corporations continue to layoff workers. The GDP deflator index, the broadest measure of U.S. inflation, has risen only 1.4 percent over the last year.

We expect the Federal Reserve to continue to gradually lower short-term interest rates in 1996, due to the combination of a slowing economy and mild inflation. The rate declines will most likely be in 0.25 to 0.50 percent increments over the course of the year. Since we expect short-term interest rates to decline, the average maturity of the portfolio has been extended to 70- to 80-days.

The ISJIT program emphasizes three key elements: safety, liquidity, and competitive rates in that order. The safety and security of participant moneys is our first priority. The second priority is to assure daily liquidity. Only after the first two elements are satisfied, do we examine the rates of different investments.

ISJIT continues to provide a competitive rate. Over the last six-months, the yield of the diversified portfolio was 0.22 percent greater than the Donoghue Index of national money market funds.

We appreciate your support of ISJIT over the first six-months of the fiscal year and look forward to serving you in 1996.

Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------

                                                         Yield at
                                                          Time of               Amortized
 Par Value   Description                                 Purchase   Due Date      Cost
----------   ------------------------------------------  --------   --------   ------------
DISCOUNTED GOVERNMENT SECURITIES -- 16.06%
$   850,000  Fed. Home Ln. Bank-Disc. Note                 6.13%    01/05/96   $    849,476
  1,000,000  Fed. Home Ln. Bank-Disc. Note                 6.13%    01/12/96        998,304
    980,000  Fed. Home Ln. Bank-Disc. Note                 6.13%    01/19/96        977,280
  2,740,000  Federal Home Ln. Mtge. Corp.-Disc. Note       5.64%    01/19/96      2,732,506
  2,500,000  Fed. Home Ln. Bank-Disc. Note                 6.32%    01/29/96      2,488,294
  1,630,000  Federal Farm Credit Bank-Disc. Note           5.73%    01/31/96      1,622,421
  1,000,000  Federal Home Ln. Mtge. Corp.-Disc. Note       5.69%    02/07/96        994,296
  1,385,000  Federal Home Ln. Mtge. Corp.-Disc. Note       5.69%    02/08/96      1,376,886
  2,000,000  Fed. Natl. Mtge. Assoc.-Disc. Note            5.72%    02/12/96      1,987,015
  1,935,000  Fed. Home Ln. Bank-Disc. Note                 5.59%    02/20/96      1,920,299
  1,000,000  Fed. Natl. Mtge. Assoc.-Disc. Note            5.82%    02/21/96        992,095
  2,000,000  Federal Farm Credit Bank-Disc. Note           5.61%    03/18/96      1,976,943
  1,400,000  Fed. Natl. Mtge. Assoc.-Disc. Note            5.62%    03/25/96      1,382,197
    635,000  Fed. Home Ln. Bank-Disc. Note                 5.72%    04/16/96        624,754
  4,375,000  World Bank-Discount Notes                     5.82%    05/17/96      4,283,429
  1,500,000  Fed. Home Ln. Bank-Disc. Note                 5.50%    06/19/96      1,462,671
                                                                               ------------
             TOTAL (cost-- $26,668,866)                                        $ 26,668,866
                                                                               ------------
COUPON SECURITIES -- 28.74%
$ 2,500,000  Fed. Natl. Mtge. Assoc., 9.200%               5.79%    01/10/96   $  2,502,018
  1,000,000  Fed. Natl. Mtge. Assoc., Variable Rate        5.94%    02/09/96        999,942
  2,000,000  Fed. Natl. Mtge. Assoc., 9.350%               5.80%    02/12/96      2,007,788
  2,500,000  Fed. Home Loan Bank, 6.220%                   6.20%    02/15/96      2,500,000
  2,500,000  Fed. Home Loan Bank, 6.910%                   6.11%    02/21/96      2,502,606
  2,500,000  Tennesee Valley Authority, 4.375%             5.87%    03/04/96      2,493,700
  1,000,000  Fed. Home Loan Bank, 4.890%                   5.69%    03/11/96        998,386
  2,500,000  Fed. Natl. Mtge. Assoc., 6.460%               5.75%    03/27/96      2,503,899
  1,000,000  Fed. Natl. Mtge. Assoc., 6.460%               6.16%    03/27/96      1,000,649
  2,500,000  Fed. Natl. Mtge. Assoc., 6.460%               6.38%    03/27/96      2,500,357
  1,755,000  Fed. Home Loan Bank, 6.010%                   5.73%    05/15/96      1,756,658
  2,025,000  Federal Farm Credit Bank, 5.520%              5.59%    06/03/96      2,024,327

See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
                                                          Time of               Amortized
 Par Value   Description                                 Purchase   Due Date      Cost
----------   ------------------------------------------  --------   --------   ------------

$   500,000  Fed. Home Loan Bank, 5.050%                   5.68%    06/07/96   $    498,654
  1,000,000  Fed. Natl. Mtge. Assoc., 5.500%               5.56%    06/12/96        999,717
  1,000,000  Fed. Home Loan Bank, 4.540%                   5.77%    06/21/96        994,354
  2,000,000  Fed. Natl. Mtge. Assoc., 5.630%               5.69%    06/28/96      1,999,281
  2,500,000  Fed. Natl. Mtge. Assoc., 5.630%               5.68%    06/28/96      2,499,168
  1,000,000  Fed. Natl. Mtge. Assoc., Variable Rate        5.88%    07/05/96        999,311
  1,000,000  Fed. Natl. Mtge. Assoc., 8.000%               5.60%    07/10/96      1,012,070
  1,500,000  Fed. Home Loan Bank, 5.000%                   5.83%    07/16/96      1,493,513
  2,000,000  Federal Farm Credit Bank, 5.750%              5.67%    08/01/96      2,000,689
  1,000,000  Federal Farm Credit Bank, 5.750%              5.71%    08/01/96      1,000,115
  1,300,000  Federal Farm Credit Bank, 5.875%              5.56%    09/03/96      1,302,437
  2,500,000  Fed. Natl. Mtge. Assoc., 5.760%               5.55%    09/03/96      2,503,171
  1,320,000  Tennesee Valley Authority, 4.190%             5.48%    09/09/96      1,308,643
    500,000  Fed. Home Loan Bank, 4.170%                   5.70%    09/09/96        494,913
  1,000,000  Fed. Home Loan Bank, 4.500%                   5.78%    09/23/96        991,014
  1,000,000  Federal Home Ln. Mtge. Corp., 8.125%          5.55%    09/30/96      1,018,417
    500,000  Federal Farm Credit Bank, 4.200%              5.60%    10/21/96        494,531
    500,000  Fed. Home Loan Bank, 7.920%                   5.74%    10/21/96        508,369
  1,750,000  Fed. Home Loan Bank, 9.150%                   5.58%    10/30/96      1,799,711
                                                                               ------------
             TOTAL (cost-- $47,708,408)                                        $ 47,708,408
                                                                               ------------
CERTIFICATES OF DEPOSIT -- 15.87%
$   300,000  Valley State Bank, Rock Valley                5.80%    01/02/96   $    300,000
  1,000,000  Valley State Bank, Rock Valley                5.80%    01/08/96      1,000,000
    250,000  Citizens Bank, Sac City                       6.00%    01/12/96        250,000
    400,000  Exchange Bank, Collins                        6.10%    01/17/96        400,000
    500,000  Union State Bank, Monona                      5.55%    01/22/96        500,000
  1,500,000  Nevada National Bank, Nevada                  5.85%    01/26/96      1,500,000
    500,000  Peoples State Bank, Elkader                   5.77%    01/26/96        500,000
    500,000  Union State Bank, Winterset                   7.50%    01/26/96        500,000
    675,000  Hawkeye Bank, Mt. Pleasant                    5.85%    01/27/96        675,000
  1,000,000  Nevada National Bank, Nevada                  5.80%    01/29/96      1,000,000

See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
                                                          Time of               Amortized
 Par Value   Description                                 Purchase   Due Date      Cost
----------   ------------------------------------------  --------   --------   ------------

$   500,000  Peoples Savings Bank, Elma                    5.95%    01/31/96   $    500,000
  1,000,000  Pella National Bank, Pella                    5.95%    02/02/96      1,000,000
    500,000  Peoples Trust & Savings Bank, Grand Junction  5.75%    02/14/96        500,000
    500,000  Heritage Bank, Holstein                       6.00%    02/14/96        500,000
    250,000  Ft. Madison Bank & Tr, Ft. Madison            5.90%    02/20/96        250,000
    500,000  Union State Bank, Winterset                   7.50%    02/21/96        500,000
    125,000  Farmers State Bank, Hawarden                  6.00%    02/26/96        125,000
    500,000  Peoples State Bank, Elkader                   5.60%    02/27/96        500,000
  2,500,000  Firstar Bank, Des Moines                      5.75%    02/28/96      2,500,000
  2,500,000  Firstar Bank, Des Moines                      5.75%    03/11/96      2,500,000
    250,000  Citizens Bank, Sac City                       6.00%    03/12/96        250,000
    250,000  Citizens Bank, Sac City                       6.00%    03/13/96        250,000
  5,000,000  Norwest Bank, Clive                           5.65%    03/21/96      5,000,000
    500,000  Union State Bank, Elma                        5.65%    03/25/96        500,000
    500,000  Peoples State Bank, Rock Valley               5.90%    04/30/96        500,000
    250,000  Citizens Bank, Sac City                       6.05%    07/16/96        250,000
    300,000  Miles Savings Bank, Miles                     6.10%    08/09/96        300,000
    500,000  Heritage Bank, Holstein                       6.15%    08/16/96        500,000
    250,000  Ft. Madison Bank & Tr, Ft. Madison            6.10%    08/21/96        250,000
    200,000  Shelby Co. State Bank, Harlan                 6.00%    10/13/96        200,000
  1,000,000  Nevada National Bank, Nevada                  6.00%    10/30/96      1,000,000
  1,000,000  Hawkeye Bank, Cedar Rapids                    6.00%    11/07/96      1,000,000
    250,000  Libertyville Savings Bank, Libertyville       6.00%    11/21/96        250,000
    300,000  First State Bank, Ida Grove                   5.80%    12/06/96        300,000
    300,000  Miles Savings Bank, Miles                     5.85%    12/13/96        300,000
                                                                               ------------
             TOTAL (cost-- $26,350,000)                                        $ 26,350,000
                                                                               ------------






See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
                                                          Time of               Amortized
 Par Value   Description                                 Purchase   Due Date      Cost
----------   ------------------------------------------  --------   --------   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 39.07%
$64,862,000  Cantor Fitzgerald, Repo                       5.78%    01/02/96   $ 64,862,000
                                                                               ------------
             TOTAL (cost-- $64,862,000)                                        $ 64,862,000
                                                                               ------------

TOTAL INVESTMENTS-- 99.74% (cost-- $165,589,274)                               $165,589,274

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.26%                          $    428,697
     (Includes $33,851 payable to IMG and $708,327                             ------------
     dividends payable to unitholders)

NET ASSETS-- 100%                                                              $166,017,971
     Applicable to 166,017,971 outstanding units                               ============

NET ASSET VALUE:                                                               $       1.00
     Offering and redemption price per unit ($166,017,971                      ============
     divided by 166,017,971 units outstanding)










See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
                                                          Time of               Amortized
 Par Value   Description                                 Purchase   Due Date      Cost
----------   ------------------------------------------  --------   --------   ------------

DISCOUNTED GOVERNMENT SECURITIES -- 12.76%
$ 1,500,000  U. S. Treasury Bill                           5.96%    02/08/96   $  1,491,007
  1,500,000  U. S. Treasury Bill                           6.24%    04/04/96      1,476,892
  1,500,000  U. S. Treasury Bill                           5.69%    05/02/96      1,472,550
                                                                               ------------
             TOTAL (cost-- $4,440,449)                                         $  4,440,449
                                                                               ------------

COUPON SECURITIES -- 34.65%
$ 1,500,000  U. S. Treasury Note, 7.500%                   5.71%    02/29/96   $  1,504,154
  1,000,000  U. S. Treasury Note, 7.500%                   5.73%    02/29/96      1,002,770
  1,500,000  U. S. Treasury Note, 7.625%                   5.70%    04/30/96      1,509,053
  1,000,000  U. S. Treasury Note, 7.625%                   5.74%    04/30/96      1,005,941
  1,000,000  U. S. Treasury Note, 7.375%                   5.57%    05/15/96      1,006,009
  1,000,000  U. S. Treasury Note, 7.375%                   5.68%    05/15/96        995,242
  1,000,000  U. S. Treasury Note, 5.875%                   5.52%    05/31/96      1,007,065
  1,000,000  U. S. Treasury Note, 7.625%                   5.52%    05/31/96      1,001,421
  1,000,000  U. S. Treasury Note, 7.625%                   5.84%    05/31/96      1,001,411
  1,000,000  U. S. Treasury Note, 7.875%                   5.52%    07/31/96      1,009,308
  1,000,000  U. S. Treasury Note, 7.875%                   5.66%    07/31/96      1,016,137
                                                                               ------------
             TOTAL (cost-- $12,058,511)                                        $ 12,058,511
                                                                               ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 52.47%
$18,260,000  Cantor Fitzgerald, Repo                       5.78%    01/02/96   $ 18,260,000
                                                                               ------------
             TOTAL (cost-- $18,260,000)                                        $ 18,260,000
                                                                               ------------








See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS, continued
DECEMBER 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
                                                          Time of               Amortized
 Par Value   Description                                 Purchase   Due Date      Cost
----------   ------------------------------------------  --------   --------   ------------

TOTAL INVESTMENTS-- 99.88% (cost-- $34,758,960)                                $ 34,758,960

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.12%                          $     41,934
     (Includes $4,151 payable to IMG and $146,213                              ------------
     dividends payable to unitholders)

NET ASSETS-- 100%                                                              $ 34,800,894
     Applicable to 34,800,894 outstanding units                                ============

NET ASSET VALUE:                                                               $       1.00
     Offering and redemption price per unit ($34,800,894                       ============
     divided by 34,800,894 units outstanding)


















See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended December 31, 1995
------------------------------------------


                                                              Direct Government
                                    Diversified Portfolio   Obligation Portfolio
                                    ---------------------   --------------------

INVESTMENT INCOME:
  Interest                              $ 3,833,642             $   913,794
                                        -----------             -----------

EXPENSES:
  Investment advisory and
    program support fees                    162,102                  23,617
  Custody and administrative fees           146,026                  51,169
  Distribution fees                          65,020                  15,748
  Other fees and expenses                    13,004                   3,148
                                             ------                   -----

Total Expenses                              386,152                  93,682
                                            -------                  ------

NET INVESTMENT INCOME                   $ 3,447,490             $   820,112
                                        ===========             ===========

















See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended December 31, 1995 and 1994
---------------------------------------------------

                                                                    Direct Government
                                    Diversified Portfolio          Obligation Portfolio
                                     1995           1994            1995           1994
                                 ---------------------------   ---------------------------
From Investment Activities:
  Net investment income
  distributed to unitholders     $  3,447,490   $  2,503,371   $    820,112   $    604,173
                                 ============   ============   ============   ============

From Unit Transactions:
  (at constant net asset value
     of $1 per unit)
  Units sold                     $427,404,925   $434,320,675   $ 14,066,301   $ 17,213,300
  Units issued in reinvestment
     of dividends from net
     investment income              3,447,490      2,503,371        820,112        604,173
  Units redeemed                 (428,953,726)  (430,001,776)   (10,567,440)   (18,382,770)
                                 ------------   ------------    -----------    -----------
  Net increase/(decrease) in
    net assets derived from
    unit transactions               1,898,689      6,822,270      4,318,973       (565,297)

  Net assets at beginning of
    six months                    164,119,282    122,162,936     30,481,921     28,308,699
                                  -----------    -----------     ----------     ----------

  Net assets at end of
    six months                   $166,017,971   $128,985,206   $ 34,800,894   $ 27,743,402
                                 ============   ============   ============   ============





See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected Data for A Unit of Each Portfolio
Outstanding Through Each Six Month Period
-----------------------------------------

                      1995      1994      1993        1992        1991       1990       1989       1988       1987
                   ------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST DIVERSIFIED PORTFOLIO
Net Asset Value,
   Beginning
   of Period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment
   Income              .053       .043       .027       .031       .073       .073       .080       .073       .063
                   ------------------------------------------------------------------------------------------------

Dividends
   Distributed        (.053)     (.043)     (.027)     (.031)     (.073)     (.073)     (.080)     (.073)     (.063)

Net Asset Value,
   End of Period   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                   ================================================================================================

Total Return           5.31%      4.33%      2.68%      3.11%      7.26%      7.27%      8.05%      7.26%      6.27%

Ratio of Expenses
   to Average
   Net Assets          0.59%      0.59%      0.58%      0.58%      0.62%      0.66%      0.67%      0.67%      0.64%

Ratio of Net
   Income to
   Average
   Net Assets          5.31%      4.33%      2.68%      3.11%      7.26%      7.27%      8.05%      7.26%      6.27%

Net Assets,
   End of Period
   (000 Omitted)   $166,018   $128,985   $143,987   $143,378   $110,353   $103,212   $ 60,102   $ 58,366   $ 60,037


Selected Data for A Unit of Each Portfolio
Outstanding Through Each Six Month Period
-----------------------------------------

                      1995       1994       1993      1992       1991      1990       1989       1988*
                   -------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
   Beginning
   of Period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment
   Income              .052       .042       .025       .030       .049       .073       .080       .084
                   -------------------------------------------------------------------------------------

Dividends
   Distributed        (.052)     (.042)     (.025)     (.030)     (.049)     (.073)     (.080)     (.084)

Net Asset Value,
   End of Period   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                   =====================================================================================

Total Return           5.21%      4.23%      2.54%      2.98%      4.93%      7.28%      8.05%      8.44%

Ratio of Expenses
  to Average
  Net Assets           0.59%      0.59%      0.58%      0.58%      0.62%      0.65%      0.65%      0.66%

Ratio of Net
  Income to
  Average
  Net Assets           5.21%      4.23%      2.54%      2.98%      4.93%      7.28%      8.05%      8.44%

Net Assets,
  End of Period
   (000 Omitted)   $ 34,801   $ 27,743   $ 32,508   $ 28,713   $ 29,228   $ 27,443   $ 18,688   $ 10,317

*From Commencement of Operations (September 22, 1988).


See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-----------------------------


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION
     Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as ISJIT's Administrator and Custodian, and Investors Management Group serves as the Investment Advisor.

     INVESTMENTS IN SECURITIES
     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 1995, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $66,553,000 and $18,654,000 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS, AND DISTRIBUTIONS
     ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES
     ISJIT is exempt from federal and state income tax.

     FEES AND EXPENSES
     Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Administrator are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives .10 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the six months ended December 31, 1995, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $162,102 and $23,617, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Norwest receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million; for the Direct Government Obligation Portfolio, Norwest receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the six months ended December 31, 1995, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $146,026 and $51,169, respectively to Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .10 percent of the daily net asset value of the portfolios. For the six months ended December 31, 1995, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $65,020 and $15,748, respectively to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT.
     All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $5,500,750,000 and $2,274,178,000 respectively for the six months ended December 31, 1995. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $5,526,875,649 and $2,264,254,000, respectively for the six months ended December 31, 1995.

BOARD OF TRUSTEES
-----------------


                         CAROLYN JONS, Chairperson, Ames
                       DON WILLIAMS, Chairperson, Villisca
                      GARY D. BENGSTEN, Treasurer, Carroll
                          BOYD BOEHLJE, Trustee, Pella
                         GERALD COWELL, Trustee, Creston
                    RICHARD VANDE KIEFT, Trustee, Cedar Falls




SERVICE PROVIDERS
-----------------


                               INVESTMENT ADVISOR:
                           Investors Management Group
                                2203 Grand Avenue
                            Des Moines, IA 50312-5338

                          CUSTODIAN AND ADMINISTRATOR:
                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                 LEGAL COUNSEL:
                       Ahlers, Cooney, Dorweiler, Haynie,
                              Smith & Allbee, P.C.
                                100 Court Avenue
                              Des Moines, IA 50309

                              INDEPENDENT AUDITORS:
                              KPMG Peat Marwick LLP
                                2500 Ruan Center
                              Des Moines, IA 50309



                        FOR INVESTMENT INFORMATION . . .
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245